Long-Term Debt - Tove Sale and Leaseback (Details) - KNOT Shuttle Tankers 34 AS - Tove Sale & Leaseback $ in Millions	Sep. 16, 2025 USD ($)
Long-Term Debt
Lease period	10 years
Gross sales price	$ 100
Net proceeds	$ 32